                                 Law Offices of
                             ROBERT B. MARTIN, JR.
                          625 Second Street, Suite 102
                           Petaluma, California 94952
                                  707-778-3590

                                                                   July 16, 2001

Securities and Exchange Commission
Washington, D.C. 20549

           Re:  Permanent Portfolio Family of Funds, Inc. (the "Fund")
                Registration No. 2-75661
                File No. 811-3379
                Final Prospectus and Statement of Additional Information

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities  Act of 1933, as amended,  the undersigned hereby certifies on behalf of the Fund that:

     (1) The form of Prospectus  and Statement of  Additional  Information  that would have been filed under  paragraph  (c) of Rule 497 would not have  differed
from  that  contained  in   Post-Effective   Amendment  No.  26  to  the  Fund's
Registration Statement, and

     (2) The text of Post-Effective  Amendment No. 26 to the Fund's Registration
Statement has been filed electronically.

Respectfully submitted,

Robert B. Martin, Jr.

cc:  Michael J. Shaffer